Other income	12 Months Ended
Apr. 30, 2025
Other Income and Expenses [Abstract]
Other income

15	Other income

	Years Ended April 30,
	2024	2025	2025
	S$	S$	US$
Interest income	2	5,832	4,467
Government grants	116,542	62,644	47,986
Gain on disposal of property and equipment	-	-	-
Other	70,284	82,807	63,430
	186,828	151,283	115,883